Employee Benefit Plans - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Contribution for multi-employer defined contribution plan	¥ 203,524	¥ 163,234	¥ 140,993